Consolidated Statements of Changes in Equity - USD ($)		Class A Ordinary Shares	[1]	Class A	[3],[4]	Class B Ordinary Shares		Class B [3]	Additional Paid-in Capital	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non- controlling Interest	Total
Balance at Dec. 31, 2020		$ 11,411	[2]			$ 5,978	[2]		$ 138,288,921	$ 11,049,847	$ (38,581,419)	$ (7,648,332)	$ 6,697,360	$ 109,823,766
Balance (in Shares) at Dec. 31, 2020	[2]	2,966,985				1,554,192
Share issuance following initial public offering, net of issuance cost		$ 4,693	[2]				[2]		186,772,032					186,776,725
Share issuance following initial public offering, net of issuance cost (in Shares)	[2]	1,220,000
Share issuance from exercise of warrants, net of issuance cost		$ 1,744	[2]				[2]		67,949,236					67,950,980
Share issuance from exercise of warrants, net of issuance cost (in Shares)	[2]	453,333
Share-based compensation			[2]				[2]		707,000					707,000
Net income (loss)			[2]				[2]				4,430,941		(1,663,120)	2,767,821
Transfer to reserve			[2]				[2]			29,802	(29,802)
Foreign currency translation adjustment			[2]				[2]					751,327	201,746	953,073
Balance at Dec. 31, 2021		$ 17,848	[2]			$ 5,978	[2]		393,717,189	11,079,649	(34,180,280)	(6,897,005)	5,235,986	368,979,365
Balance (in Shares) at Dec. 31, 2021	[2]	4,640,318				1,554,192
Issuance of vested restricted share awards		$ 232	[2]				[2]		(232)
Issuance of vested restricted share awards (in Shares)	[2]	60,534
Share-based compensation			[2]				[2]		3,903,970					3,903,970
Net income (loss)			[2]				[2]				(43,888,242)		(1,868,995)	(45,757,237)
Foreign currency translation adjustment			[2]				[2]					(4,827,526)	(510,691)	(5,338,217)
Balance at Dec. 31, 2022		$ 18,080	[2]			$ 5,978	[2]		397,620,927	11,079,649	(78,068,522)	(11,724,531)	2,856,300	321,787,881
Balance (in Shares) at Dec. 31, 2022		4,700,852	[2]	4,700,852		1,554,192	[2]	1,554,192
Issuance of vested restricted share awards		$ 98	[2]				[2]		(98)
Issuance of vested restricted share awards (in Shares)	[2]	25,572
Share-based compensation			[2]				[2]		(153,034)					(153,034)
Net income (loss)			[2]				[2]				(36,772,143)		(1,261,445)	(38,033,588)
Foreign currency translation adjustment			[2]				[2]					(2,162,557)	(116,358)	(2,278,915)
Balance at Dec. 31, 2023		$ 18,178	[2]			$ 5,978	[2]		$ 397,467,795	$ 11,079,649	$ (114,840,665)	$ (13,887,088)	$ 1,478,497	$ 281,322,344
Balance (in Shares) at Dec. 31, 2023		4,726,424	[2]	4,726,424		1,554,192	[2]	1,554,192

[1]	As of December 31, 2023 and 2022, 263,322 and 24,167 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[3]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[4]	As of December 31, 2023 and 2022, 263,322 and 24,167 (725,000 before the Reverse Stock Split) shares reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan were considered issued but not outstanding, respectively. See Note 12.